Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,792,862	$ 195,339	$ 841,226
Prepaid expenses	135,505	179,386	424,695
Total current assets	1,928,367	374,725	1,265,921
Non-current prepaid expenses			175,216
Marketable securities held in Trust Account	174,396,858	174,948,027	172,506,512
Total Assets	176,325,225	175,322,752	173,947,649
Current liabilities
Accrued expenses	1,299,510	585,750	478,611
Income taxes payable	977,338	524,777
Total current liabilities	2,276,848	1,110,527	478,611
Warrant liabilities	2,519,000	1,030,500	6,083,516
Deferred underwriting fee payable	6,037,500	6,037,500	6,037,500
Total liabilities	10,833,348	8,178,527	12,599,627
Commitments (Note 6)
Class A common stock subject to possible redemption, $0.0001 par value; 17,250,000 shares issued and outstanding at redemption values of $10.05 and $10.03 per share as of March 31, 2023 and December 31, 2022, respectively	173,367,397	173,034,002	172,500,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Class A common stock; $0.0001 par value; 80,000,000 shares authorized (excluding 17,250,000 shares subject to possible redemption) as of March 31, 2023 and December 31, 2022
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 4,312,500 shares issued and outstanding as of March 31, 2023 and December 31, 2022	431	431	431
Accumulated deficit	(7,875,951)	(5,890,208)	(11,152,409)
Total Stockholders’ Deficit	(7,875,520)	(5,889,777)	(11,151,978)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 176,325,225	$ 175,322,752	$ 173,947,649